ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE
Schedule of accounts receivable
	2016	2017
	RMB	RMB
Accounts receivable	117,390	192,245
Less: Allowance for doubtful accounts	(6,144)	(5,384)

	111,246	186,861

Schedule of movement of allowance for doubtful accounts
	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of period	1,103	3,290	6,144
Additions	3,792	6,705	5,738
Write-offs	(1,605)	(3,851)	(6,498)

Balance at end of period	3,290	6,144	5,384